Legal Proceedings	12 Months Ended
Jul. 31, 2011
Legal Proceedings
Legal Proceedings

Note 13. Legal Proceedings

Shareholder Litigation Involving the Company

Following the announcement of the Merger, fifteen putative class action lawsuits (the "Shareholder Cases") relating to the Transactions were filed against DMFC, certain of its now-former officers and directors, and other parties including (in certain cases) Blue Sub.

Two previously disclosed cases, which were among the original fifteen Shareholder Cases arising from the Transactions, were voluntarily dismissed on June 6, 2011:

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Heintz v. Wolford, et al. The Heintz case was filed by Sarah P. Heintz on behalf of herself and a putative class of shareholders against each of the now-former directors of DMFC (together, the "Directors"), DMFC, Parent and Blue Sub on December 20, 2010 in the United States District Court, Northern District of California; and

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Faulkner v. Wolford, et al. The Faulkner case was filed by Dallas Faulkner on behalf of himself and a putative class of shareholders against the Directors, DMFC, Parent and Blue Sub on January 21, 2011 in the United States District Court, Northern District of California.

In addition, plaintiffs in two other previously disclosed cases, which were also among the original fifteen Shareholder Cases arising from the Transactions, filed requests for dismissal on March 4, 2011 and June 13, 2011, respectively:

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Sinor v. Wolford, et al. The Sinor case was filed by James Sinor on behalf of himself and a putative class of shareholders against DMFC, the Directors, KKR, Vestar, Centerview (named as Centerview Partners; together with KKR and Vestar, the "Sponsor Defendants"), Parent and Blue Sub on December 1, 2010 in Superior Court in San Francisco, California; and

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Kaiman v. Del Monte Foods Co., et al. The Kaiman case was filed by Libby Kaiman on behalf of herself and a putative class of shareholders against DMFC, the Directors, the Sponsor Defendants, Parent and Blue Sub on December 1, 2010 in Superior Court in San Francisco, California.

As a result of the voluntary dismissals and orders consolidating other shareholder cases, only two of the original fifteen Shareholder Cases arising from the Transactions remain pending, one of which has been stayed:

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In re Del Monte Foods Company Shareholders Litigation (the "Delaware Shareholder Case"). The Delaware Shareholder Case was filed in the Delaware Court of Chancery and consolidated with other related cases filed in the same court. The latest complaint filed in the case asserts claims on behalf of lead Plaintiff NECA-IBEW Pension Fund and a putative class of shareholders against the Directors, DMFC's former Chief Executive Officer in his capacity as such, Barclays Capital, Inc. ("Barclays"), the Sponsor Defendants, Parent, Blue Sub and DMC, which was joined as a defendant in the litigation as successor in interest to DMFC (together, the "Defendants"); and

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Franklin v. Del Monte Foods Co., et al. The Franklin case was filed by Elisa J. Franklin on behalf of herself and a putative class of shareholders against the Directors, DMFC and the Sponsor Defendants on December 10, 2010 in Superior Court in San Francisco, California. On February 28, 2011, the Court in the Franklin case granted the motion of DMFC and the Directors to stay the proceeding pending resolution of the Delaware Shareholder Case, and the case remains stayed.

The plaintiff in the Delaware Shareholder Case, which is the only active and pending Shareholder Case, alleges that the Directors breached their fiduciary duties to the stockholders by agreeing to sell DMFC at a price that was unfair and inadequate and by agreeing to certain preclusive deal protection devices in the Merger Agreement. The plaintiff further alleges that the Sponsor Defendants, Parent, Blue Sub and Barclays aided and abetted the Directors' alleged breaches of fiduciary duties. In addition, the plaintiff asserts a claim for breach of fiduciary duty against the former Chief Executive Officer of DMFC in his capacity as an officer. The plaintiff also alleges that the Sponsor Defendants violated certain Confidentiality Agreements with DMFC, and that Barclays induced the Sponsor Defendants to violate the Confidentiality Agreements, committing tortious interference with contract. The plaintiff in the Franklin case asserts similar claims against the Directors, alleging that they breached their fiduciary duties of care and loyalty by, among other acts, agreeing to sell DMFC at an inadequate price, running an ineffective sale process that relied on conflicted financial advisors, agreeing to preclusive deal protection measures, and pursuing the transaction for their own financial ends. The plaintiff in the Franklin case also asserts claims against the Sponsor Defendants and DMFC for aiding and abetting these alleged breaches of fiduciary duty.

Each of the complaints seeks injunctive relief, rescission of the Merger Agreement, compensatory damages, and attorneys' fees.

The Company has a continuing obligation to defend and indemnify the Directors and DMFC's former Chief Executive Officer for their legal fees and potential liability in the Shareholder Cases, subject to certain limitations under Delaware law or contract. Similarly, the Company may have contractual obligations to indemnify other parties to the Shareholder Cases and other matters arising out of the Merger, subject to certain limitations under applicable law or contract. The Company has $50 million of director and officer insurance coverage for itself and the former directors and officers of DMFC. The insurers have reserved their rights with respect to coverage and have not agreed at this point that coverage is available for losses the Company may sustain as a result of the Shareholder Cases.

On February 14, 2011, following expedited discovery and a preliminary injunction hearing in the Delaware Shareholder Case, the Court of Chancery entered an order preliminarily enjoining the shareholder vote on the Merger, which was scheduled to occur at a special meeting on February 15, 2011, for a period of 20 days. In addition, the Court of Chancery enjoined the parties, pending the vote on the Merger, from enforcing various provisions in the Merger Agreement, including the no-solicitation and match right provisions in Sections 6.5(b), 6.5(c), and 6.5(h), and the termination fee provisions relating to topping bids and changes in the board of directors' recommendations on the Merger in Section 8.5(b). The Court's order was conditioned upon the lead plaintiff's posting a bond in the amount of $1.2 million, which was posted on February 15, 2011.

The scheduled special meeting was convened on February 15, 2011. At such meeting, a quorum was determined to be present and, in accordance with the Court's ruling, the meeting was adjourned until March 7, 2011, without a vote on the Merger proposal. The special meeting was reconvened on March 7, 2011. At such meeting, a quorum was determined to be present and the Merger was approved. The Merger closed on March 8, 2011.

Following the closing of the Merger, on March 25, 2011, the plaintiff in the Delaware Shareholder Case filed an application for an interim attorneys' fee award in the amount of $12 million. On June 27, 2011, the Court of Chancery awarded the plaintiff's attorneys an interim fee award in the amount of $2.75 million for the supplemental disclosures that DMFC made in connection with the Merger. The Court of Chancery deferred decision regarding the balance of the fee application, which seeks fees in connection with the preliminary injunction and suspension of deal protections.

On July 27, 2011, the Court of Chancery issued an order adding the Company as a defendant to the Delaware Shareholder Case and ordering the Company to pay the $2.75 million interim attorney fee award.

On October 6, 2011, the lead plaintiff in the Delaware Shareholder Case and the Defendants submitted a Stipulation and Agreement of Compromise and Settlement to the Delaware Court of Chancery (the "Proposed Settlement") which, if approved, would settle the Delaware Shareholder Case. The total settlement amount under the Proposed Settlement is $89.4 million, including any additional fees and expenses awarded to plaintiffs' counsel by the Court of Chancery and costs of notifying the settlement class and administering claims. In connection with the Proposed Settlement, if approved, the Company expects to pay $65.7 million into an escrow account, consisting of (1) the Company's financial contribution to the settlement and (2) the payment of previously unpaid merger-related fees being contributed to the settlement. The Company has entered into the Proposed Settlement to eliminate the uncertainties, burden, and expense of further litigation. In the Proposed Settlement, the Defendants deny all allegations of wrongdoing.

The Proposed Settlement is subject to customary conditions, including certification of a mandatory, non-opt out class for settlement purposes; Court of Chancery approval of the settlement following notice to settlement class members and a hearing; and entry of a judgment identical in all material respects to the judgment proposed by the parties in the Proposed Settlement. Under the terms of a scheduling order submitted to the Court of Chancery in connection with the Proposed Settlement, members of the settlement class have been given notice of the Proposed Settlement and will have an opportunity to file written objections to the settlement. The Court of Chancery has scheduled a fairness hearing on the Proposed Settlement for December 1, 2011. The parties have the right to terminate the Proposed Settlement if the Court of Chancery declines to enter the proposed judgment in any material respect or if the judgment is modified or reversed in any material respect on appeal. There can be no guarantee that the Proposed Settlement will be approved or, if approved, that it will not be modified or reversed upon appeal.

As of July 31, 2011, the Company had accrued all but $2.2 million of the $65.7 million the Company expects to pay in connection with the Proposed Settlement. If the Proposed Settlement is approved, the Company expects that the class-wide release included in the Proposed Settlement will release the claims in the Franklin case. As a result, the Company has not accrued any additional amounts related to that case. If the Proposed Settlement is not approved, or is modified or reversed upon appeal, the actual costs of resolving the Shareholder Cases may be substantially higher or lower than the established accrual, given the inherent uncertainty associated with legal matters. In such case, the amount that the Company may ultimately be responsible for in connection with the Shareholder Cases may vary based on a number of factors, including, final settlement or award amounts, the allocation of such amounts among the various parties to the litigation, insurance coverage and resolution with its carriers, indemnification obligations, the discovery of new or additional facts that impact the strength or weakness of the parties' claims and defenses and other factors. The Company cannot at this time reasonably estimate a range of exposure, if any, of the potential liability in such case.

SEC Investigation

On February 18, 2011, the SEC directed the Company to preserve documents and records relating to recent potential or actual business combinations and preparation of DMFC's proxy statement relating to the Transactions. On March 4, 2011 the SEC requested that the Company voluntarily produce certain documents and records, which the Company has done on an ongoing basis. On May 23, 2011, the Company received a subpoena from the SEC requesting the same documents. The Company is continuing to cooperate with the SEC in its investigation. The Company cannot at this time reasonably estimate a range of exposure, if any, of the potential liability.

Commercial Litigation Involving the Company

On September 28, 2011, a complaint was filed against the Company by the Environmental Law Foundation in California Superior Court for the County of Alameda alleging violations of California Health and Safety Code sections 25249.6, et seq. (commonly known as "Proposition 65"). Specifically, the plaintiff alleges that the Company violated Proposition 65 by distributing certain pear, peach and fruit cocktail products without providing warnings required by Proposition 65. The plaintiff seeks injunctive relief, damages in an unspecified amount and attorneys' fees. The Company intends to deny these allegations and vigorously defend itself. The Company cannot at this time estimate a range of exposure, if any, of the potential liability.

On December 17, 2010, a putative class action complaint was filed against the Company by Lydia Littlefield, on behalf of herself and all others similarly situated, in the U.S. District Court for the District of Massachusetts, alleging intentional misrepresentation, fraud, negligent misrepresentation, breach of express warranty, breach of the implied warranty of merchantability and unjust enrichment. Specifically, the complaint alleges that the Company engaged in false and misleading representation of certain of the Company's canned fruit products in representing that these products are safe and healthy, when they allegedly contain substances that are not safe and healthy. The plaintiffs seek certification of the class, injunctive relief, damages in an unspecified amount and attorneys' fees. The Company intends to deny these allegations and vigorously defend itself. On April 19, 2011, the U.S. Judicial Panel on Multidistrict Litigation issued an order consolidating Littlefield with several similar consumer class actions filed in other jurisdictions (in which the Company is not a defendant) in U.S. District Court for the District of Massachusetts. On July 29, 2011, the Company filed a motion to dismiss plaintiff's complaint. A hearing on this motion has been scheduled for November 18, 2011. The Company cannot at this time reasonably estimate a range of exposure, if any, of the potential liability.

On September 30, 2010, a putative class action complaint was served against the Company, to be filed in Hennepin County, Minnesota, alleging wage and hour violations of the Fair Labor Standards Act ("FLSA"). The complaint was served on behalf of five named plaintiffs and all others similarly situated at a manufacturing facility in Minnesota. Specifically, the complaint alleges that the Company violated the FLSA and state wage and hour laws by failing to compensate plaintiffs and other similarly situated workers unpaid overtime. The plaintiffs are seeking compensatory and statutory damages. Additionally, the plaintiffs sought class certification. On November 5, 2010, in connection with the Company's removal of this case to the U.S. District Court for the District of Minnesota, the complaint was filed along with the Company's answer. The Company also filed a motion for partial dismissal on November 5, 2010. The parties jointly stipulated that the causes of action in plaintiff's complaint for unjust enrichment and quantum meruit would be dismissed without prejudice and further stipulated that the cause of action under the Minnesota minimum wage law would be dismissed without prejudice. The court signed an order dismissing those claims on December 28, 2010. The Company and the plaintiffs jointly stipulated to a conditional certification of the class on April 28, 2011. The plaintiffs sent out notices to the potential class on April 28, 2011. The notice period is now closed, and 53 plaintiffs have opted in to the lawsuit. The Company denies plaintiffs' allegations and plans to vigorously defend itself. The Company cannot at this time reasonably estimate a range of exposure, if any, of the potential liability.

On October 14, 2008, Fresh Del Monte filed a complaint against the Company in U.S. District Court for the Southern District of New York. Fresh Del Monte amended its complaint on November 5, 2008. Under a trademark license agreement with the Company, Fresh Del Monte holds the rights to use the Del Monte name and trademark with respect to fresh fruit, vegetables and produce throughout the world (including the United States). Fresh Del Monte alleges that the Company breached the trademark license agreement through the marketing and sale of certain of the Company's products sold in the refrigerated produce section of customers' stores, including Del Monte Fruit Naturals products and the more recently introduced Del Monte Refrigerated Grapefruit Bowls. Additionally, Fresh Del Monte alleges that it has the exclusive right under the trademark license agreement to sell Del Monte branded pineapple, melon, berry, papaya and banana products in the refrigerated produce section. Fresh Del Monte also alleges that the Company's advertising for certain of the alleged infringing products was false and misleading. Fresh Del Monte is seeking damages of $10.0 million, treble damages with respect to its false advertising claim, and injunctive relief. On October 14, 2008, Fresh Del Monte filed a motion for a preliminary injunction, asking the Court to enjoin the Company from making certain claims about the Company's refrigerated products. On October 23, 2008, the Court denied that motion. The Company denies Fresh Del Monte's allegations and is vigorously defending itself. Additionally, on November 21, 2008, the Company filed counter-claims against Fresh Del Monte, alleging that Fresh Del Monte has breached the trademark license agreement. Specifically, the Company alleges, among other things, that Fresh Del Monte's "medley" products (vegetables with a dipping sauce or fruit with a caramel sauce) violate the trademark license agreement. On November 10, 2010, Fresh Del Monte filed a motion for partial summary judgment. On December 8, 2010, the Company filed an opposition to that motion. At a hearing on August 11, 2011, the Court denied Fresh Del Monte's motion for partial summary judgment. A trial date has been tentatively scheduled for March 26, 2012. The Company cannot at this time reasonably estimate a range of exposure, if any, of the potential liability.

Other

The Company is also involved from time to time in various legal proceedings incidental to the Company's business, including proceedings involving product liability claims, workers' compensation and other employee claims, tort claims and other general liability claims, for which the Company caries insurance, as well as trademark, copyright, patent infringement and related litigation. Additionally, the Company is involved from time to time in claims relating to environmental remediation and similar events. While it is not feasible to predict or determine the ultimate outcome of these matters, the Company believes that none of these legal proceedings will have a material adverse effect on its financial position.